Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Liabilities
Schedule of components of other liabilities

	June 30,	December 31,
	2020	2019
Other liabilities, current
Other accrued compensation	$1,784	$1,139
Restricted stock units - Note 14	50	1,210
Accrued compensation for phantom shares - Note 18	—	1,590
Total	$1,834	$3,939

Other liabilities, non-current
Seller Warrant liability - Notes 12 and 18	$18	$18
Payroll Tax Liability	135	—
Total	$153	$18

	December 31,
	2019	2018
Other liabilities, current
Accrued compensation for phantom shares – Note 16	$1,590	$884
Restricted stock units – Note 13	1,210	—
Other accrued compensation	1,139	892
Other	—	14
Total	$3,939	$1,790

Other liabilities, non-current
Warrant liability – Notes 11 and 16	$18	$18